                                                     OMB Approval
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     Hours per response: 19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
           Southfield, Michigan                                          48034
 (Address of principal executive offices)                             (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                   Date of fiscal year end: September 30, 2007

                    Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS.

KEYCO BOND FUND, INC.
27777 Franklin Road - Suite 1630
Southfield, Michigan 48034
(248) 353-0790

May 11, 2007

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2007. Included in this mailing are the Fund's financial statements, Management's Discussion of Fund Performance, Additional Information and the Fund's Privacy Policy.

In November 2006, the Board of Directors declared quarterly dividends totaling $.94 per share for the year ending September 30, 2007. This amount is subject to revision in September 2007 based upon actual net investment income for the year. Dividends of $.32 per share have been paid during the six months ended March 31, 2007. Dividends are paid quarterly on the first business day of February, May, August and November.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 12, 2006. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/s/ JOEL D. TAUBER
-------------------------------------
Joel D. Tauber, President

Enclosures

KEYCO BOND FUND, INC.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR SIX MONTHS ENDED MARCH 31, 2007

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $557,154 or $.44 per share compared with $594,912 or $.47 per share last year. This $37,758 change was the net result of a decrease of $38,587 in interest income and a decrease of $829 in expenses.

As of March 31, 2007, the weighted average annual yield on the Fund's portfolio was 5.2% based on cost and 5% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the past six months, there was some fluctuation in market interest rates with rates at the end of the period modestly higher than those at the beginning of the period.

The net asset value of the Fund was $26,164,307 or $20.65 per share at March 31, 2007, a decrease of $29,457 or $.02 per share from September 30, 2006. This change was the result of unrealized depreciation of investments of $182,101, offset by undistributed income of $151,632 (declared as a dividend after March 31, 2007) and by realized undistributed gains of $1,012.

The weighted average maturity was 9.6 years, the same as the prior year end.

ASSET ALLOCATION

The bond portfolio is allocated by state/territory as follows:

                                  (PIE CHART)

Michigan      57%
Texas         11%
Puerto Rico    9%
New York       7%
Other         16%

OTHER

During the period, four bonds were called for total proceeds of $1,159,750. Cash from these dispositions was reinvested in bonds maturing in fifteen to nineteen years. Portfolio turnover was 4.6%.

ADDITIONAL INFORMATION

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

                              KEYCO BOND FUND, INC.
                              FINANCIAL STATEMENTS
                                 MARCH 31, 2007

                                      INDEX

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS
Statement of Assets and Liabilities......................................     6
Statement of Operations..................................................     7
Statement of Changes in Net Assets.......................................     8
Notes to Financial Statements............................................     9

SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments........................................    12

FINANCIAL HIGHLIGHTS.....................................................    15

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at fair value (cost $24,664,908)                   $25,625,316
Cash                                                                              109,005
Accrued interest receivable                                                       437,740
Other assets                                                                          680
                                                                              -----------
      Total assets                                                             26,172,741
                                                                              -----------
LIABILITIES
Accounts payable                                                                    8,434
                                                                              -----------
      Total liabilities                                                             8,434
                                                                              -----------
NET ASSETS                                                                    $26,164,307
                                                                              ===========
Net Assets consist of:
   Capital stock, $.02 par value; 3,000,000 shares authorized;
   1,267,258 shares issued and outstanding                                    $    25,345
   Additional paid-in capital                                                     730,733
   Retained earnings prior to July 1, 1979                                     24,093,500
   Accumulated undistributed net investment income                                353,309
   Accumulated undistributed net realized gain from securities transactions         1,012
   Net unrealized appreciation of investments, March 31, 2007                     960,408
                                                                              -----------
         Net Assets                                                           $26,164,307
                                                                              ===========
Net Asset Value per share ($26,164,307 / 1,267,258 shares outstanding)        $     20.65
                                                                              ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

Interest income                                                          $ 622,736
Expenses
   Legal and accounting                                         51,529
   Custodial fee                                                 8,721
   Directors' fees                                               3,000
   Miscellaneous expense                                         2,332
                                                            ----------
      Total expenses                                                        65,582
                                                                         ---------
      Net investment income                                                557,154
Realized gain on investments
   Proceeds from calls and maturity                          1,159,750
   Cost of securities called or matured                      1,158,738
                                                            ----------
      Realized gain on investments                                           1,012
Unrealized depreciation of investments
   Investments held, March 31, 2007
      At cost                                               24,664,908
      At fair value                                         25,625,316
                                                            ----------
      Unrealized appreciation, March 31, 2007                  960,408
         Less unrealized appreciation, September 30, 2006    1,142,509
                                                            ----------
      Unrealized depreciation of investments                              (182,101)
                                                                         ---------
      Net loss on investments                                             (181,089)
                                                                         ---------
   Increase in net assets resulting from operations                      $ 376,065
                                                                         =========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 AND 2006 (UNAUDITED)

                                                                              2007          2006
                                                                          -----------   -----------
Net assets, beginning of period                                           $26,193,764   $26,610,234
                                                                          -----------   -----------
Changes in net assets from operations
   Net investment income                                                      557,154       594,912
   Net realized gain on investments                                             1,012        22,512
   Changes in unrealized appreciation (depreciation) of investments          (182,101)     (489,528)
                                                                          -----------   -----------
      Net increase in net assets resulting from operations                    376,065       127,896
Changes in net assets from capital transactions
   Dividends declared from net investment income                             (405,522)     (418,195)
   Dividends declared from net capital gains                                       --            --
                                                                          -----------   -----------
      Net increase (decrease) in net assets                                   (29,457)     (290,299)
                                                                          -----------   -----------
      Net assets, end of period (including undistributed net investment
         income of $353,309 at 03/31/07 and $373,472 at 03/31/06)         $26,164,307   $26,319,935
                                                                          ===========   ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

          1.   SIGNIFICANT ACCOUNTING POLICIES

     Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION

     The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

     In September 2006, the financial accounting standards board (FASB) issued statement of financial accounting standards no. 157, "fair value measurements" (SFAS No. 157). This statement defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurements. This statement applies to companies that require or permit fair value measurements such as the fund. This statement does not require any additional new fair value measurements or procedures and will be effective for the fund's fiscal year beginning October 1, 2008. At this time the fund does not expect the adoption of SFAS No. 157 to have a material impact on its financial position or results of operations.

     FEDERAL INCOME TAXES

     It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

     The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FEDERAL INCOME TAXES - CONTINUED

     The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income                 $  353,309
Undistributed long-term capital gain                     1,012
Gross unrealized appreciation          $1,063,958
Gross unrealized depreciation             103,550
                                       ----------
Net unrealized appreciation                            960,408
                                                    ----------
                                                    $1,314,729
                                                    ==========

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions. This standard will be effective for the Fund's fiscal year beginning October 1, 2007. The Fund does not expect this standard to have a material impact on its financial position or results of operation.

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          2.   PURCHASES AND DISPOSITIONS OF SECURITIES

     The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,240,111 and $1,159,750, respectively for the six months ended March 31, 2007.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

          3.   PORTFOLIO MANAGER

     The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

          4.   RELATED PARTIES

     Legal and accounting expenses incurred include $19,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                         PRINCIPAL                      FAIR
              LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                    AMOUNT         COST         VALUE
              -----------------------------------------                 -----------   -----------   -----------
MICHIGAN (57.4% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                   $   425,000   $   441,093   $   446,365
Detroit, Michigan, FSA, Series A, 5%, April 2019                            640,000       601,811       659,910
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                  520,000       516,001       520,577
Detroit, Michigan, City School District, 5.5%, May 2020                     385,000       398,463       416,786
Detroit, Michigan, City School District, 5%, May 2022                       500,000       517,300       534,780
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                 250,000       250,000       263,038
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                 350,000       363,702       365,799
Dundee, Michigan, Community School District, 5.375%, May 2020               365,000       359,525       383,148
Ferndale, Michigan, School District, 5%, May 2022                           450,000       474,485       469,980
Grand Ledge, Michigan, Public Schools, 5%, May 2022                         400,000       432,496       424,240
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                              125,000       121,516       128,429
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                              145,000       140,959       148,655
Lincoln, Michigan, Consolidated School District, 5%, May 2018               170,000       170,000       172,484
Livonia, Michigan, Public Schools, 5.75%, May 2018                          380,000       395,200       403,001
Macomb County, Michigan, Building Authority, 5%, March 2021                 500,000       500,000       518,450
Madison, Michigan, District Public Schools, 5.125%, May 2018                750,000       711,555       772,192
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                          130,000       134,940       130,137
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                      125,000       128,468       126,248
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                   325,000       347,633       346,755
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                   535,000       554,389       562,756
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                             270,000       281,257       274,045
Michigan State Trunk Line, Series A, 4.75%, November 2020                   120,000       107,835       122,392
Michigan State House of Representatives Certificates of
   Participation, 5%, August 2020                                           460,000       406,525       471,804
Novi, Michigan, Building Authority, 5.6%, October 2019                      420,000       458,161       450,324
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                525,000       490,124       545,443
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                 85,000        79,354        88,182
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018              150,000       136,501       152,348
Utica, Michigan, Community Schools, 5%, May 2020                            400,000       423,232       423,388
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019             500,000       534,250       533,195
Wayland, Michigan, Unified School District, 5.125%, May 2017              1,025,000       976,231     1,026,127
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                            135,000       136,832       139,378
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                            500,000       526,803       515,890
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                            325,000       332,079       331,809

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                         PRINCIPAL                      FAIR
              LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                    AMOUNT         COST         VALUE
              -----------------------------------------                 -----------   -----------   -----------
MICHIGAN (CONTINUED)
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022   $   125,000   $   127,302   $   133,245
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022       440,000       448,105       461,780
Wyandotte, Michigan, Downtown Development, 6.25%,
December 2008                                                               335,000       324,923       343,385
Wyoming, Michigan, Public Schools, 5.25%, May 2017                          675,000       713,947       686,623
Zeeland, Michigan, Public Schools, 5%, May 2023                             225,000       235,348       237,746
                                                                        -----------   -----------   -----------
                                                                         14,185,000    14,298,345    14,730,834
                                                                        -----------   -----------   -----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                         PRINCIPAL                      FAIR
              LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                    AMOUNT         COST         VALUE
              -----------------------------------------                 -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (42.6% OF INVESTMENT FAIR VALUE)
Collier County, Florida, School Board Certificates of Participation,
   4.625%, February 2026                                                $   425,000   $   441,516   $   430,376
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014          750,000       724,900       800,925
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008          290,000       258,381       297,676
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009          700,000       622,804       731,962
Illinois State, 4.85%, October 2024                                         425,000       435,625       439,684
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%,
   July 2008                                                                 85,000        85,000        86,652
Clark County, Nevada, 5%, November 2024                                     300,000       324,111       319,482
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                500,000       463,270       577,890
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                     310,000       299,541       321,241
Metropolitan Transportation Authority, New York, Revenue, 5%
   November 2025                                                            350,000       361,494       366,352
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022                325,000       347,051       344,165
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                        205,000       194,550       207,575
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                 500,000       498,350       501,220
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                 415,000       412,327       432,422
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                        500,000       544,085       561,730
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
   July 2023                                                                575,000       617,038       609,695
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                           435,000       454,144       459,099
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                         565,000       560,231       636,337
Canutillo, Texas, Independent School District, 5%, August 2023              450,000       458,931       466,177
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                            445,000       452,952       458,257
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                             35,000        35,626        35,833
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                          475,000       483,906       499,087
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018             500,000       527,364       525,085
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020           730,000       763,366       785,560
                                                                        -----------   -----------   -----------
                                                                         10,290,000    10,366,563    10,894,482
                                                                        -----------   -----------   -----------
   Total investments                                                    $24,475,000   $24,664,908   $25,625,316
                                                                        ===========   ===========   ===========

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

     Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          SIX MONTHS
                                                            ENDED            YEARS ENDED SEPTEMBER 30,
                                                           3/31/07     -------------------------------------
                                                         (UNAUDITED)     2006      2005      2004      2003
                                                         -----------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $ 20.67       $ 21.00   $ 21.32   $ 21.51   $ 21.71
Net investment income                                       0.44          0.97      0.93      1.01      1.01
Net realized and unrealized gain (loss) on investments     (0.14)        (0.31)    (0.29)    (0.16)    (0.17)
                                                         -------       -------   -------   -------   -------
      Total from investment operations                      0.30          0.66      0.64      0.85      0.84
                                                         -------       -------   -------   -------   -------
Less distributions from
   Net investment income                                   (0.32)        (0.97)    (0.93)    (1.01)    (1.01)
   Net realized gain on investments                           --         (0.02)    (0.03)    (0.03)    (0.03)
                                                         -------       -------   -------   -------   -------
      Total distributions                                  (0.32)        (0.99)    (0.96)    (1.04)    (1.04)
                                                         -------       -------   -------   -------   -------
Net asset value, end of period                           $ 20.65       $ 20.67   $ 21.00   $ 21.32   $ 21.51
                                                         =======       =======   =======   =======   =======
TOTAL RETURN PER SHARE NET ASSET VALUE (A)                   1.5%(c)       3.1%      3.0%      4.0%      3.9%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                      $26,164       $26,194   $26,610   $27,022   $27,254
Ratio of net investment income to average net assets         4.3%(b)       4.7%      4.4%      4.7%      4.7%
Ratio of expenses to average net assets                      0.5%(b)       0.4%      0.3%      0.3%      0.3%
Portfolio turnover rate                                      4.6%(c)       4.7%     10.9%      5.2%     15.3%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)  Annualized

(c)  Not annualized

ITEM 2. CODE OF ETHICS.

     Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     Not applicable to this semi-annual filing and also because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President

Date: May 11, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President


By: /s/ ELLEN T. HORING
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: May 11, 2007

                                  EXHIBIT INDEX

Exhibit No.            Description
-----------            -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the
                       Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)      Certification pursuant to Section 906 of the
                       Sarbanes-Oxley Act of 2002.